BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2017	Mar. 31, 2016
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Assignor Limited Partners Capital Account Units Issued	11,777,706	11,777,706
Assignor Limited Partners Capital Account Units Outstanding	11,777,706	11,777,706
Units of limited partnership interest, issued	11,777,706	11,777,706
Units of limited partnership interest, outstanding	11,768,206	11,776,706
Series Forty Seven [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Assignor Limited Partners Capital Account Units Issued	3,478,334	3,478,334
Assignor Limited Partners Capital Account Units Outstanding	3,478,334	3,478,334
Units of limited partnership interest, issued	3,478,334	3,478,334
Units of limited partnership interest, outstanding	3,478,334	3,478,334
Series Forty Eight [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Assignor Limited Partners Capital Account Units Issued	2,299,372	2,299,372
Assignor Limited Partners Capital Account Units Outstanding	2,299,372	2,299,372
Units of limited partnership interest, issued	2,299,372	2,299,372
Units of limited partnership interest, outstanding	2,294,872	2,299,372
Series Forty Nine [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Assignor Limited Partners Capital Account Units Issued	6,000,000	6,000,000
Assignor Limited Partners Capital Account Units Outstanding	6,000,000	6,000,000
Units of limited partnership interest, issued	6,000,000	6,000,000
Units of limited partnership interest, outstanding	5,995,000	5,999,000